Distribution Date:	10/18/21	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 5th Floor, | New York, NY 10010
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-16		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	17-20	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	21		Don Simon	(203) 660-6100
Historical Detail	22		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	23	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	25		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	26	Controlling Class	RREF II CMBS AIV, L.P.
		Representative
Modified Loan Detail	27		-
Historical Liquidated Loan Detail	28		, | ,
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	188,367,488.08	0.00	541,007.12	0.00	0.00	541,007.12	188,367,488.08	36.18%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	502,390,000.00	0.00	1,556,655.42	0.00	0.00	1,556,655.42	502,390,000.00	36.18%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	62,204,505.26	1,552,655.58	178,739.46	0.00	0.00	1,731,395.04	60,651,849.68	36.18%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	86,962,000.00	0.00	293,728.65	0.00	0.00	293,728.65	86,962,000.00	28.79%	23.88%
B	12635FAY0	4.119443%	86,961,000.00	86,961,000.00	0.00	298,525.76	0.00	0.00	298,525.76	86,961,000.00	21.40%	17.75%
C	12635FAZ7	4.369443%	63,891,000.00	63,891,000.00	0.00	232,640.09	0.00	0.00	232,640.09	63,891,000.00	15.98%	13.25%
D	12635FBA1	3.369443%	72,764,000.00	72,764,000.00	0.00	204,311.82	0.00	0.00	204,311.82	72,764,000.00	9.80%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	95,244.92	0.00	0.00	95,244.92	35,495,000.00	6.78%	5.63%
F	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	38,095.28	0.00	0.00	38,095.28	14,197,000.00	5.58%	4.63%
NR*	12635FAL8	3.220000%	65,666,014.00	65,641,306.22	0.00	33,701.71	0.00	(274.52)	33,701.71	65,641,580.74	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	1,178,873,299.56	1,552,655.58	3,472,650.23	0.00	(274.52)	5,025,305.81	1,177,320,918.50

Notional Certificates
X-A	12635FAV6	0.697496%	1,080,812,000.00	839,923,993.34	0.00	488,202.97	0.00	0.00	488,202.97	838,371,337.76
X-B	12635FAW4	0.250000%	86,961,000.00	86,961,000.00	0.00	18,116.88	0.00	0.00	18,116.88	86,961,000.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	60,636.67	0.00	0.00	60,636.67	72,764,000.00
X-E	12635FAA2	1.149443%	35,495,000.00	35,495,000.00	0.00	33,999.58	0.00	0.00	33,999.58	35,495,000.00
X-F	12635FAC8	1.149443%	14,197,000.00	14,197,000.00	0.00	13,598.87	0.00	0.00	13,598.87	14,197,000.00
X-NR	12635FAE4	1.149443%	65,666,014.00	65,641,306.21	0.00	62,875.81	0.00	0.00	62,875.81	65,641,580.74
Notional SubTotal			1,355,895,014.00	1,114,982,299.55	0.00	677,430.78	0.00	0.00	677,430.78	1,113,429,918.50

Deal Distribution Total					1,552,655.58	4,150,081.01	0.00	(274.52)	5,702,736.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	941.83744040	0.00000000	2.70503560	0.00000000	0.00000000	0.00000000	0.00000000	2.70503560	941.83744040
A-4	12635FAT1	1,000.00000000	0.00000000	3.09850001	0.00000000	0.00000000	0.00000000	0.00000000	3.09850001	1,000.00000000
A-SB	12635FAU8	752.83509337	18.79114067	2.16320888	0.00000000	0.00000000	0.00000000	0.00000000	20.95434955	734.04395270
A-S	12635FAX2	1,000.00000000	0.00000000	3.37766668	0.00000000	0.00000000	0.00000000	0.00000000	3.37766668	1,000.00000000
B	12635FAY0	1,000.00000000	0.00000000	3.43286945	0.00000000	0.00000000	0.00000000	0.00000000	3.43286945	1,000.00000000
C	12635FAZ7	1,000.00000000	0.00000000	3.64120283	0.00000000	0.00000000	0.00000000	0.00000000	3.64120283	1,000.00000000
D	12635FBA1	1,000.00000000	0.00000000	2.80786955	0.00000000	0.00000000	0.00000000	0.00000000	2.80786955	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	2.68333343	0.00000000	0.00000000	0.00000000	0.00000000	2.68333343	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	2.68333310	0.00000000	0.00000000	0.00000000	0.00000000	2.68333310	1,000.00000000
NR	12635FAL8	999.62373565	0.00000000	0.51322911	2.16909450	48.51003946	0.00000000	(0.00418055)	0.51322911	999.62791620
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	777.12311978	0.00000000	0.45170018	0.00000000	0.00000000	0.00000000	0.00000000	0.45170018	775.68655581
X-B	12635FAW4	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	0.83333338	0.00000000	0.00000000	0.00000000	0.00000000	0.83333338	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	0.95786956	0.00000000	0.00000000	0.00000000	0.00000000	0.95786956	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	0.95786927	0.00000000	0.00000000	0.00000000	0.00000000	0.95786927	1,000.00000000
X-NR	12635FAE4	999.62373550	0.00000000	0.95750916	0.00000000	0.00000000	0.00000000	0.00000000	0.95750916	999.62791620

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	541,007.12	0.00	541,007.12	0.00	0.00	0.00	541,007.12	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,556,655.42	0.00	1,556,655.42	0.00	0.00	0.00	1,556,655.42	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	178,739.46	0.00	178,739.46	0.00	0.00	0.00	178,739.46	0.00
X-A	09/01/21 - 09/30/21	30	0.00	488,202.97	0.00	488,202.97	0.00	0.00	0.00	488,202.97	0.00
X-B	09/01/21 - 09/30/21	30	0.00	18,116.88	0.00	18,116.88	0.00	0.00	0.00	18,116.88	0.00
X-D	09/01/21 - 09/30/21	30	0.00	60,636.67	0.00	60,636.67	0.00	0.00	0.00	60,636.67	0.00
X-E	09/01/21 - 09/30/21	30	0.00	33,999.58	0.00	33,999.58	0.00	0.00	0.00	33,999.58	0.00
X-F	09/01/21 - 09/30/21	30	0.00	13,598.87	0.00	13,598.87	0.00	0.00	0.00	13,598.87	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	62,875.81	0.00	62,875.81	0.00	0.00	0.00	62,875.81	0.00
A-S	09/01/21 - 09/30/21	30	0.00	293,728.65	0.00	293,728.65	0.00	0.00	0.00	293,728.65	0.00
B	09/01/21 - 09/30/21	30	0.00	298,525.76	0.00	298,525.76	0.00	0.00	0.00	298,525.76	0.00
C	09/01/21 - 09/30/21	30	0.00	232,640.09	0.00	232,640.09	0.00	0.00	0.00	232,640.09	0.00
D	09/01/21 - 09/30/21	30	0.00	204,311.82	0.00	204,311.82	0.00	0.00	0.00	204,311.82	0.00
E	09/01/21 - 09/30/21	30	0.00	95,244.92	0.00	95,244.92	0.00	0.00	0.00	95,244.92	0.00
F	09/01/21 - 09/30/21	30	0.00	38,095.28	0.00	38,095.28	0.00	0.00	0.00	38,095.28	0.00
NR	09/01/21 - 09/30/21	30	3,034,881.54	176,137.50	0.00	176,137.50	142,435.79	0.00	0.00	33,701.71	3,185,460.93
Totals			3,034,881.54	4,292,516.80	0.00	4,292,516.80	142,435.79	0.00	0.00	4,150,081.01	3,185,460.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

Additional Information
Total Available Distribution Amount (1)	5,702,736.59
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,305,398.76	Master Servicing Fee	7,675.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,143.66
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	491.20
ARD Interest	0.00	Operating Advisor Fee	1,571.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,305,398.76	Total Fees	12,881.95

Principal		Expenses/Reimbursements
Scheduled Principal	1,552,381.05	Reimbursement for Interest on Advances	4,662.48
Unscheduled Principal Collections		ASER Amount	93,744.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,701.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	274.53	Special Servicing Fees (Work Out)	5,122.01
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	20,205.53
Total Principal Collected	1,552,655.58	Total Expenses/Reimbursements	142,435.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,150,081.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,552,655.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,702,736.59
Total Funds Collected	5,858,054.34	Total Funds Distributed	5,858,054.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,178,873,299.55	1,178,873,299.55	Beginning Certificate Balance	1,178,873,299.56
(-) Scheduled Principal Collections	1,552,381.05	1,552,381.05	(-) Principal Distributions	1,552,655.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(274.52)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(274.53)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(274.53)	(274.53)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,177,320,918.50	1,177,320,918.50	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	1,180,004,255.35	1,180,004,255.35	Ending Certificate Balance	1,177,320,918.50
Ending Actual Collateral Balance	1,178,509,211.22	1,178,509,211.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP
	4,999,999 or less	20	54,180,891.16	4.60%	44	4.5749	2.369467	1.25 or less	15	177,488,033.06	15.08%	45	4.7320	0.696895
5,000,000 to 9,999,999		24	176,326,299.54	14.98%	45	4.5719	1.735172	1.26 to 1.50	17	214,053,577.22	18.18%	43	4.2481	1.375130
10,000,000 to 19,999,999		20	291,910,740.79	24.79%	45	4.5655	1.645532	1.51 to 1.75	20	327,897,613.25	27.85%	44	4.3151	1.668008
20,000,000 to 24,999,999		3	68,989,759.28	5.86%	44	4.5863	0.793846	1.76 to 2.00	11	205,298,493.71	17.44%	45	4.3450	1.841702
25,000,000 to 49,999,999		5	170,879,969.56	14.51%	44	4.2633	1.981110	2.01 to 2.25	3	65,791,842.16	5.59%	39	4.1040	2.208563
	50,000,000 or greater	4	321,452,225.57	27.30%	43	4.0195	1.756811	2.26 to 2.50	1	1,434,326.72	0.12%	45	4.8100	2.500000
	Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523	2.51 to 2.75	2	14,914,014.74	1.27%	45	4.4488	2.660289
								2.76 to 3.50	3	54,361,985.04	4.62%	45	4.3060	3.061431
								3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
								4.01 and greater	4	22,500,000.00	1.91%	44	4.0129	7.762044
								Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	93,581,032.60	7.95%	45	4.6563	NAP	Wisconsin	4	13,483,645.41	1.15%	45	4.4065	1.756070
Alabama	8	29,070,624.82	2.47%	45	4.5439	1.947888	Totals	118	1,177,320,918.50	100.00%	44	4.3824	1.699523
Arizona	4	63,574,786.00	5.40%	45	4.3654	2.607823
									Property Type³
Arkansas	1	2,770,837.81	0.24%	45	4.7000	1.660000
California	16	178,937,950.09	15.20%	45	4.6818	1.496186		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	1,260,434.48	0.11%	45	5.0300	1.630000		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	41,162,162.00	3.50%	41	3.8000	1.660000	Defeased	13	93,581,032.60	7.95%	45	4.6563	NAP
Florida	9	81,133,142.20	6.89%	44	4.4566	2.622372	Industrial	6	55,559,088.26	4.72%	45	4.6085	1.513967
Georgia	3	21,014,739.90	1.78%	45	4.7804	1.640559	Lodging	12	194,452,050.22	16.52%	43	4.3999	2.046763
Illinois	4	32,186,281.05	2.73%	44	4.3532	1.479997	Mobile Home Park	1	3,848,067.12	0.33%	45	4.7950	1.750000
Kansas	1	2,429,812.18	0.21%	45	4.7000	1.660000	Multi-Family	20	129,292,884.56	10.98%	44	4.5464	1.686188
Louisiana	1	2,983,980.28	0.25%	45	4.7000	1.660000	Office	11	226,381,662.54	19.23%	46	4.3927	1.646837
Maryland	5	103,847,799.53	8.82%	41	3.8653	1.377580	Other	6	5,430,042.66	0.46%	43	4.6198	1.490549
Massachusetts	2	111,102,230.29	9.44%	46	4.1052	1.840000	Retail	38	443,354,525.36	37.66%	44	4.2390	1.525990
Michigan	8	23,731,022.39	2.02%	45	4.6859	1.465399	Self Storage	11	25,421,565.18	2.16%	45	4.2070	4.263882
New Hampshire	1	100,000,000.00	8.49%	45	4.1080	1.710000	Totals	118	1,177,320,918.50	100.00%	44	4.3824	1.699523
New Jersey	4	31,791,963.08	2.70%	45	4.7923	1.094807
New York	6	97,555,407.54	8.29%	41	4.3196	1.762810
North Carolina	2	8,568,099.07	0.73%	44	4.4387	1.589671
North Dakota	1	1,542,062.72	0.13%	45	4.4065	1.756070
Ohio	7	28,846,618.58	2.45%	43	4.3625	1.690637
Pennsylvania	5	26,969,186.00	2.29%	45	4.6760	1.605164
South Carolina	1	2,030,000.00	0.17%	43	4.6830	1.490000
Texas	8	75,043,388.14	6.37%	45	4.5466	1.401032
Virginia	1	2,703,712.32	0.23%	45	4.7500	1.280000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP
	4.0000% or less	8	152,662,162.00	12.97%	41	3.8086	2.186555	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	8	297,554,472.60	25.27%	44	4.1063	1.911862	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	15	204,091,393.50	17.34%	44	4.3283	2.100676	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	23	246,929,524.74	20.97%	45	4.6259	1.278253	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	18	136,701,146.58	11.61%	45	4.8421	1.242147	49 months or greater	76	1,083,739,885.90	92.05%	44	4.3587	1.728011
	5.0001% or greater	4	45,801,186.48	3.89%	45	5.0855	1.219532	Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523
	Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP
	60 months or less	76	1,083,739,885.90	92.05%	44	4.3587	1.728011	Interest Only	42	694,005,016.35	58.95%	43	4.2757	1.856948
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	34	389,734,869.55	33.10%	45	4.5065	1.498413
	Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	93,581,032.60	7.95%	45	4.6563	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		8	127,014,919.06	10.79%	41	4.3624	1.797279	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	67	952,672,012.98	80.92%	44	4.3565	1.719874	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	1	4,052,953.86	0.34%	45	4.7600	1.470000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	88	1,177,320,918.50	100.00%	44	4.3824	1.699523
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30295765	OF	Boston	MA	Actual/360	4.105%	322,484.99	257,334.34	0.00	08/06/25	04/06/29	--	94,266,913.91	94,009,579.57	10/06/21
01A2	30295804	OF	Boston	MA	Actual/360	4.105%	58,633.63	46,788.07	0.00	08/06/25	04/06/29	--	17,139,438.79	17,092,650.72	10/06/21
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	342,333.33	0.00	0.00	N/A	07/01/25	--	100,000,000.00	100,000,000.00	10/01/21
04A1-2	30309761	RT	Wheaton	MD	Actual/360	3.800%	52,112.45	0.00	0.00	N/A	03/01/25	--	16,456,562.37	16,456,562.37	10/01/21
04A2	30309822	RT	Wheaton	MD	Actual/360	3.800%	245,235.05	0.00	0.00	N/A	03/01/25	--	77,442,646.00	77,442,646.00	10/01/21
04B1-2	30309821	RT	Wheaton	MD	Actual/360	3.800%	1,720.89	0.00	0.00	N/A	03/01/25	--	543,437.63	543,437.63	10/01/21
04B2	30309823	RT	Wheaton	MD	Actual/360	3.800%	8,098.29	0.00	0.00	N/A	03/01/25	--	2,557,354.00	2,557,354.00	10/01/21
05A1	30309764	LO	Phoenix	AZ	Actual/360	4.275%	170,754.99	61,857.07	0.00	N/A	07/06/25	--	47,934,176.99	47,872,319.92	10/06/21
06A3	30309757	LO	New York	NY	Actual/360	4.021%	167,545.83	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	10/06/21
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	126,666.67	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	10/01/21
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,680.18	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	10/01/21
8	30309798	MF	Destin	FL	Actual/360	4.270%	104,586.13	43,347.31	0.00	N/A	06/06/25	--	29,391,886.28	29,348,538.97	10/06/21
9	30309799	OF	Encino	CA	Actual/360	4.580%	103,227.60	37,421.09	0.00	N/A	08/06/25	--	27,046,531.76	27,009,110.67	10/06/21
10	30309765	RT	New York	NY	Actual/360	4.610%	102,380.42	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	10/06/21
11	30309752	MF	Various	FL	Actual/360	4.890%	100,895.96	36,935.00	0.00	N/A	07/06/25	--	24,759,744.56	24,722,809.56	10/06/21
12	30309800	LO	San Diego	CA	Actual/360	4.530%	84,984.88	43,657.88	0.00	N/A	05/05/25	--	22,512,552.08	22,468,894.20	10/05/21
14	30309766	IN	Chicago	IL	Actual/360	4.300%	78,238.97	36,076.33	0.00	N/A	06/06/25	--	21,834,131.85	21,798,055.52	10/01/21
15	30309802	MF	Various	Various	Actual/360	4.370%	70,716.02	34,271.56	0.00	N/A	03/06/25	--	19,418,586.24	19,384,314.68	10/06/21
16	30295790	OF	Birmingham	AL	Actual/360	4.697%	74,886.71	31,402.01	0.00	N/A	07/06/25	--	19,130,594.46	19,099,192.45	10/06/21
17	30309760	LO	Mill Valley	CA	Actual/360	5.048%	71,170.66	30,039.90	0.00	N/A	07/06/25	--	16,916,865.57	16,886,825.67	10/06/21
18	30309755	RT	Hollywood	CA	Actual/360	4.740%	69,489.07	26,904.21	0.00	N/A	07/06/25	--	17,592,169.21	17,565,265.00	10/06/21
19	30309803	OF	Encino	CA	Actual/360	4.580%	68,317.90	24,765.96	0.00	N/A	08/06/25	--	17,899,886.50	17,875,120.54	10/06/21
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	65,270.40	27,822.65	0.00	N/A	08/06/25	--	16,880,276.33	16,852,453.68	10/06/21
21	30309767	MF	New Braunfels	TX	Actual/360	4.700%	66,225.11	26,030.18	0.00	N/A	07/06/25	--	16,908,537.61	16,882,507.43	10/06/21
22A3	30295893	RT	Various	Various	Actual/360	4.407%	61,893.71	24,152.88	0.00	N/A	07/06/25	--	16,855,202.63	16,831,049.75	08/06/18
23	30295729	IN	Shafter	CA	Actual/360	5.093%	65,155.83	27,075.66	0.00	N/A	07/06/25	--	15,350,950.16	15,323,874.50	10/06/21
24A2	30309762	MF	Houston	TX	Actual/360	4.250%	53,259.84	30,369.94	0.00	N/A	05/06/25	--	15,038,071.14	15,007,701.20	10/06/21
26A1	30295828	LO	Cape May	NJ	Actual/360	4.833%	57,997.13	26,269.74	0.00	N/A	08/06/25	--	14,399,983.74	14,373,714.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30309769	OF	Fresno	CA	Actual/360	5.132%	52,867.66	31,832.16	0.00	N/A	08/06/25	--	12,361,883.99	12,330,051.83	10/06/21
28	30309805	MF	Atlanta	GA	Actual/360	4.630%	52,043.88	21,006.43	0.00	N/A	07/05/25	--	13,488,693.58	13,467,687.15	10/05/21
29	30309770	OF	Stafford	TX	Actual/360	4.370%	45,387.45	24,471.20	0.00	N/A	07/06/25	--	12,463,373.09	12,438,901.89	10/06/21
30	30295789	LO	McAllen	TX	Actual/360	4.850%	49,044.41	22,196.44	0.00	N/A	07/06/25	--	12,133,947.72	12,111,751.28	11/06/18
31	30295702	RT	Burleson	TX	Actual/360	4.311%	36,522.25	28,900.25	0.00	N/A	07/06/25	--	10,165,069.00	10,136,168.75	10/06/21
32	30309771	RT	Phoenix	AZ	Actual/360	4.590%	40,453.20	20,224.36	0.00	N/A	06/06/25	--	10,576,000.66	10,555,776.30	10/06/21
33	30309772	RT	Augusta	GA	Actual/360	4.950%	43,648.08	19,069.89	0.00	N/A	07/06/25	--	10,581,352.17	10,562,282.28	10/06/21
34	30309773	OF	Vicksburg	MS	Actual/360	4.710%	42,843.47	16,869.02	0.00	N/A	06/06/25	--	10,915,534.37	10,898,665.35	10/06/21
35	30309774	RT	Delran	NJ	Actual/360	4.780%	41,997.04	16,106.70	0.00	N/A	06/06/25	--	10,543,190.60	10,527,083.90	10/06/21
36	30309775	SS	Various	AL	Actual/360	4.250%	35,381.83	18,731.56	0.00	N/A	07/06/25	--	9,990,163.93	9,971,432.37	10/06/21
37	30309776	RT	Los Angeles	CA	Actual/360	4.360%	35,501.77	19,322.33	0.00	N/A	06/06/25	--	9,771,130.05	9,751,807.72	10/06/21
38	30309777	MF	Archdale	NC	Actual/360	4.440%	37,457.57	16,351.81	0.00	N/A	06/06/25	--	10,123,668.64	10,107,316.83	10/06/21
39	30295647	LO	Deerfield Beach	FL	Actual/360	3.849%	33,681.38	0.00	0.00	N/A	06/06/25	--	10,500,000.00	10,500,000.00	10/06/21
40	30309806	LO	Glen Mills	PA	Actual/360	4.510%	35,162.57	18,101.77	0.00	N/A	06/06/25	--	9,355,893.53	9,337,791.76	10/06/21
41	30309778	MF	Clute	TX	Actual/360	4.690%	36,559.59	17,627.07	0.00	N/A	06/06/25	--	9,354,266.36	9,336,639.29	10/06/21
42	30309779	RT	Pickerington	OH	Actual/360	4.170%	31,930.69	15,577.92	0.00	N/A	05/01/25	--	9,188,686.66	9,173,108.74	10/01/21
43	30295540	RT	Adrian and Madison To MI		Actual/360	4.600%	33,363.55	16,619.28	0.00	N/A	06/06/25	--	8,703,534.76	8,686,915.48	10/06/21
44	30309780	MF	San Antonio	TX	Actual/360	4.690%	33,617.72	16,113.82	0.00	N/A	07/01/25	--	8,601,547.74	8,585,433.92	10/01/21
45	30309753	RT	Powder Springs	GA	Actual/360	4.577%	34,450.51	14,120.21	0.00	N/A	08/06/25	--	9,032,251.11	9,018,130.90	10/06/21
46	30309781	MF	Various	Various	Actual/360	4.700%	32,116.55	15,338.81	0.00	N/A	07/06/25	--	8,199,969.09	8,184,630.28	10/06/21
47	30309782	RT	Daytona Beach	FL	Actual/360	4.680%	32,423.24	14,146.03	0.00	N/A	07/06/25	--	8,313,651.96	8,299,505.93	10/06/21
48	30309756	OF	Henderson	NV	Actual/360	4.745%	31,461.55	16,992.59	0.00	N/A	08/06/25	--	7,956,557.08	7,939,564.49	10/06/21
50	30309807	RT	Murrieta	CA	Actual/360	4.470%	27,526.07	14,380.99	0.00	N/A	06/05/25	--	7,389,548.15	7,375,167.16	10/05/21
51	30309783	RT	El Cajon	CA	Actual/360	4.840%	31,643.67	11,867.27	0.00	N/A	06/06/25	--	7,845,539.00	7,833,671.73	10/06/21
52	30295825	IN	Sharon Hill	PA	Actual/360	4.782%	29,025.47	13,386.78	0.00	N/A	08/06/25	--	7,282,921.02	7,269,534.24	10/06/21
53	30309784	MF	Oak Ridge	TN	Actual/360	4.320%	26,694.79	12,988.93	0.00	N/A	06/06/25	--	7,415,219.73	7,402,230.80	10/06/21
54	30309785	LO	Baltimore	MD	Actual/360	4.790%	27,407.52	18,386.12	0.00	N/A	08/06/25	--	6,866,185.65	6,847,799.53	10/06/21
55	30309808	MF	Dallas	TX	Actual/360	4.780%	30,834.52	10,387.73	0.00	N/A	07/05/25	--	7,740,883.89	7,730,496.16	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
56	30295730	RT	Monroe	NJ	Actual/360	4.726%	27,189.22	12,865.38	0.00	N/A	07/06/25	--	6,904,030.56	6,891,165.18	10/06/21
58	30309786	OF	Bloomfield Hills	MI	Actual/360	4.890%	25,700.33	11,408.00	0.00	N/A	08/06/25	--	6,306,828.79	6,295,420.79	10/06/21
59	30309809	RT	Waterford	MI	Actual/360	4.570%	23,823.97	9,892.33	0.00	N/A	06/05/25	--	6,255,746.30	6,245,853.97	10/05/21
60	30309810	IN	Bordentown	NJ	Actual/360	4.830%	23,867.50	10,880.19	0.00	N/A	07/05/25	--	5,929,814.53	5,918,934.34	10/05/21
61	30295587	RT	Raleigh	NC	Actual/360	4.312%	21,277.94	11,059.37	0.00	N/A	06/06/25	--	5,921,161.19	5,910,101.82	10/06/21
62	30295788	IN	Mentor	OH	Actual/360	4.399%	20,244.56	10,798.22	0.00	N/A	07/06/25	--	5,522,748.81	5,511,950.59	10/06/21
63	30295551	IN	West Chicago	IL	Actual/360	4.465%	21,079.91	9,701.17	0.00	N/A	06/06/25	--	5,665,374.58	5,655,673.41	10/06/21
64	30309811	MF	Riverside	CA	Actual/360	4.600%	21,841.43	8,917.23	0.00	N/A	07/05/25	--	5,697,765.09	5,688,847.86	10/05/21
65	30309812	RT	Various	PA	Actual/360	4.660%	19,977.54	9,680.24	0.00	N/A	07/05/25	--	5,144,432.06	5,134,751.82	10/05/21
66	30295758	SS	Riverside	CA	Actual/360	4.281%	20,332.38	0.00	0.00	N/A	07/06/25	--	5,700,000.00	5,700,000.00	10/06/21
67	30309787	RT	Chester Springs	PA	Actual/360	4.840%	21,116.55	8,400.26	0.00	N/A	07/01/25	--	5,235,508.44	5,227,108.18	10/01/21
68	30309813	MF	Dallas	TX	Actual/360	4.850%	20,012.69	9,010.36	0.00	N/A	08/06/25	--	4,951,592.73	4,942,582.37	10/06/21
69	30309788	LO	Poughkeepsie	NY	Actual/360	4.760%	16,120.30	10,987.60	0.00	N/A	07/06/25	--	4,063,941.46	4,052,953.86	08/06/20
70	30295667	RT	Richmond	TX	Actual/360	4.747%	16,206.12	6,672.43	0.00	N/A	07/06/25	--	4,097,025.00	4,090,352.57	10/06/21
71	30309789	MH	Glendale	AZ	Actual/360	4.795%	15,401.12	6,228.86	0.00	N/A	07/06/25	--	3,854,295.98	3,848,067.12	10/06/21
72	30295389	SS	Riverside	CA	Actual/360	4.000%	13,333.33	0.00	0.00	N/A	05/06/25	--	4,000,000.00	4,000,000.00	10/06/21
73	30309790	MH	Oklahoma City	OK	Actual/360	4.580%	13,622.58	6,835.41	0.00	N/A	06/06/25	--	3,569,234.45	3,562,399.04	10/06/21
74	30309791	SS	Santa Paula	CA	Actual/360	4.260%	12,272.59	6,935.90	0.00	N/A	06/06/25	--	3,457,068.71	3,450,132.81	10/06/21
76	30309792	MH	Chattanooga	TN	Actual/360	4.920%	13,966.79	5,395.94	0.00	N/A	07/06/25	--	3,406,534.06	3,401,138.12	10/06/21
77	30309814	OF	Orange	CA	Actual/360	4.860%	13,706.13	5,048.45	0.00	N/A	08/05/25	--	3,384,228.85	3,379,180.40	10/05/21
78	30309815	MF	Columbus	OH	Actual/360	4.850%	12,307.55	5,633.97	0.00	N/A	05/05/25	--	3,045,166.28	3,039,532.31	10/05/21
79	30309793	98	Harwood Heights	IL	Actual/360	4.500%	10,994.71	4,712.53	0.00	N/A	05/06/25	--	2,931,923.04	2,927,210.51	10/06/21
80	30309816	SS	Hemet	CA	Actual/360	4.950%	11,563.31	4,396.41	0.00	N/A	08/05/25	--	2,803,227.27	2,798,830.86	10/05/21
81	30309817	RT	Petersburg	VA	Actual/360	4.750%	10,719.64	4,408.13	0.00	N/A	07/06/25	--	2,708,120.45	2,703,712.32	10/06/21
82	30309818	MF	Chapel Hill	NC	Actual/360	4.720%	10,470.86	4,084.68	0.00	N/A	07/05/25	--	2,662,081.93	2,657,997.25	10/05/21
83	30309754	98	Pontiac	MI	Actual/360	4.760%	9,946.45	4,676.56	0.00	N/A	06/06/25	--	2,507,508.71	2,502,832.15	10/06/21
84	30295759	SS	Redlands	CA	Actual/360	4.119%	7,894.75	0.00	0.00	N/A	07/06/25	--	2,300,000.00	2,300,000.00	10/06/21
85	30295429	RT	Irmo	SC	Actual/360	4.683%	7,922.08	0.00	0.00	05/06/25	04/30/40	--	2,030,000.00	2,030,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
86	30309794	MH	Baytown	TX	Actual/360	4.770%	7,425.90	3,031.17	0.00	N/A	07/06/25	--	1,868,150.07	1,865,118.90	10/06/21
87	30309795	RT	Hiram	GA	Actual/360	4.810%	5,759.86	2,644.46	0.00	N/A	07/06/25	--	1,436,971.18	1,434,326.72	10/06/21
88	30309796	RT	Phoenix	AZ	Actual/360	4.610%	4,997.28	2,188.11	0.00	N/A	05/01/25	--	1,300,810.77	1,298,622.66	10/01/21
89	30309797	RT	Westminster	CO	Actual/360	5.030%	5,292.75	2,248.44	0.00	N/A	07/06/25	--	1,262,682.92	1,260,434.48	10/06/21
Totals							4,305,398.76	1,552,381.05	0.00				1,178,873,299.55	1,177,320,918.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	24,456,002.69	24,571,160.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
01A2	24,456,002.69	24,571,160.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	12,820,454.52	11,526,118.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1-2	22,114,681.15	13,928,271.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	22,114,681.15	13,928,271.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04B1-2	22,114,681.15	13,928,271.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04B2	22,114,681.15	13,928,271.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	7,572,158.12	17,998,658.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	86,012.08	0.00
06A3	(14,508,156.00)	(15,916,690.06)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A2	21,881,322.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07B2	21,881,322.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,058,764.80	3,021,381.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,800,498.96	1,229,818.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,920,435.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,750,146.66	1,283,551.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(248,732.00)	0.00	--	--	02/11/21	9,522,910.24	0.00	0.00	0.00	0.00	0.00
14	1,827,080.76	1,811,410.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	22,459,815.84	24,447,837.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,195,529.26	2,260,699.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	689,820.00	804,284.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,138,212.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,559,102.44	2,045,596.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	8,167,558.01	10,322,805.94	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22A3	(2,482,964.00)	0.00	--	--	08/11/21	16,163,054.72	1,322,052.90	26,617.18	1,443,253.79	0.00	0.00
23	1,510,710.10	1,630,429.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24A2	3,741,989.58	5,341,522.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A1	1,830,836.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	2,073,458.49	2,120,265.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,653,491.89	0.00	--	--	--	0.00	0.00	0.00	0.00	6,550.63	0.00
30	6,674.12	0.00	--	--	03/11/21	7,950,882.79	850,537.83	39,033.02	1,641,045.82	0.00	0.00
31	2,597,615.60	3,480,018.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	4,078,655.60	3,995,758.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	3,423,671.14	3,238,960.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	3,135,111.24	3,987,514.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	45,423,249.28	46,483,394.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,569,174.98	1,778,094.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	(1,651,850.15)	4,711,769.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	841,763.18	2,810,304.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,013,915.40	767,889.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	3,992,723.24	4,613,728.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,148,662.92	1,169,654.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	735,640.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	2,762,763.70	3,210,265.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	8,892,991.76	8,770,339.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	784,041.25	902,833.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	756,666.31	822,296.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	897,134.89	0.00	--	--	07/12/21	986,219.15	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	951,948.06	1,302,062.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	819,088.69	937,681.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	709,220.73	770,149.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,490,227.94	1,175,892.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	522,069.86	518,197.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	772,539.14	691,771.23	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	779,434.51	1,237,679.58	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	807,970.97	919,118.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	686,170.81	651,834.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	510,604.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1,210,814.39	1,296,269.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	537,251.48	413,400.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	888,892.31	940,080.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	10/12/21	594,507.52	15,949.23	24,717.28	363,316.89	156,253.29	0.00
70	322,024.02	329,100.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	445,167.97	458,698.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	958,838.45	1,003,078.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	885,776.37	814,319.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	419,956.77	400,666.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	721,739.06	722,636.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	232,932.21	233,283.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	268,369.41	266,212.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	194,161.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	586,143.13	655,767.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	145,241.96	143,954.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	266,475.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	415,673.16	408,422.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	168,490.04	157,783.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	341,789,414.55	281,973,980.36				35,217,574.42	2,188,539.96	90,367.47	3,447,616.50	248,816.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	3	32,995,754.89	1	22,468,894.20	3	36,212,335.27	1	22,468,894.20	0	0.00	0	0.00	4.382390%	4.369278%	44
09/17/21	0	0.00	0	0.00	3	33,053,091.81	1	22,512,552.08	3	36,272,071.37	0	0.00	0	0.00	0	0.00	4.382708%	4.369595%	45
08/17/21	0	0.00	0	0.00	4	55,659,200.27	1	22,553,218.49	3	36,326,922.06	0	0.00	0	0.00	0	0.00	4.383011%	4.369897%	46
07/16/21	0	0.00	0	0.00	4	55,752,387.79	1	22,593,726.89	3	36,381,553.67	0	0.00	0	0.00	0	0.00	4.383324%	4.370209%	47
06/17/21	1	14,474,324.88	0	0.00	4	55,852,284.66	1	22,636,915.29	3	36,440,635.67	0	0.00	0	0.00	0	0.00	4.383636%	4.370519%	48
05/17/21	1	14,498,252.40	0	0.00	4	55,944,711.01	1	22,677,098.47	3	36,494,813.17	0	0.00	0	0.00	1	22,145,005.19	4.383945%	4.370827%	49
04/16/21	1	14,524,022.56	0	0.00	4	56,043,874.08	0	0.00	3	36,553,457.41	0	0.00	0	0.00	0	0.00	4.387474%	4.374406%	49
03/17/21	1	7,358,298.82	1	9,458,439.25	4	56,135,545.14	0	0.00	3	36,607,184.36	0	0.00	0	0.00	0	0.00	4.387791%	4.374723%	50
02/18/21	1	9,478,455.28	0	0.00	4	56,248,236.12	0	0.00	3	36,674,793.02	1	100,000,000.00	0	0.00	0	0.00	4.388112%	4.375043%	51
01/15/21	1	9,494,845.33	1	7,385,282.21	5	156,339,101.68	0	0.00	3	36,728,035.56	0	0.00	0	0.00	0	0.00	4.388361%	4.375289%	52
12/17/20	1	7,397,230.71	2	32,398,170.25	4	133,542,610.74	0	0.00	3	36,781,065.46	0	0.00	0	0.00	0	0.00	4.388655%	4.375583%	53
11/18/20	2	32,457,708.31	1	4,169,345.49	3	129,428,492.84	0	0.00	3	36,838,603.42	0	0.00	0	0.00	1	99,498,989.99	4.388949%	4.375875%	54
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22A3	30295893	08/06/18	37	6	26,617.18	1,443,253.79	0.00	17,170,000.00	08/23/18	7			10/25/19
30	30295789	11/06/18	34	6	39,033.02	1,641,045.82	2,135,812.70	12,814,342.70	11/03/17	7			04/02/19
69	30309788	08/06/20	13	6	24,717.28	363,316.89	303,975.11	4,199,704.91	06/23/20	2
Totals					90,367.47	3,447,616.50	2,439,787.81	34,184,047.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,064,188,688	1,001,454,505	4,052,954		58,681,229
49 - 60 Months		0	0	0		0
> 60 Months		113,132,230	113,132,230	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,177,320,919	1,137,055,629	0	0	4,052,954	36,212,335
Sep-21	1,178,873,300	1,138,537,287	0	0	4,063,941	36,272,071
Aug-21	1,180,303,191	1,117,348,701	0	0	26,627,568	36,326,922
Jul-21	1,181,727,330	1,118,667,335	0	0	26,678,441	36,381,554
Jun-21	1,183,262,551	1,105,615,098	14,474,325	0	26,732,492	36,440,636
May-21	1,184,674,781	1,106,898,762	14,498,252	0	4,105,855	59,171,912
Apr-21	1,208,343,528	1,130,429,441	14,524,023	0	26,836,607	36,553,457
Mar-21	1,209,743,945	1,136,791,661	0	9,458,439	26,886,660	36,607,184
Feb-21	1,211,495,399	1,138,395,423	9,478,455	0	26,946,728	36,674,793
Jan-21	1,212,667,784	1,039,448,555	9,494,845	0	126,996,348	36,728,036
Dec-20	1,214,084,614	1,018,778,416	0	32,398,170	126,126,962	36,781,065
Nov-20	1,215,616,679	1,020,145,525	32,457,708	4,169,345	122,005,496	36,838,603
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30309800	22,468,894.20	22,468,894.20	15,600,000.00	01/25/21	(248,732.00)	(0.16000)	12/31/20	05/05/25	282
22A3	30295893	16,831,049.75	17,170,000.00	25,300,000.00	--		1.75607	--	07/06/25	I/O
30	30295789	12,111,751.28	12,814,342.70	10,700,000.00	01/22/21	(834,786.12)	(0.98000)	12/31/20	07/06/25	284
52	30295825	7,269,534.24	7,269,534.24	6,800,000.00	09/08/20	860,831.30	1.69000	12/31/20	08/06/25	285
69	30309788	4,052,953.86	4,199,704.91	4,600,000.00	08/20/21	479,074.41	1.47000	12/31/19	07/06/25	224
Totals		62,734,183.33	63,922,476.05	63,000,000.00		256,387.59

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30309800	LO	CA	05/27/20	1

10/12/2021 - Loan transferred for Imminent Monetary Default at Borrower''s request as a result of the Covid-19 pandemic. The Special Servicer has entered into a forbearance agreement with the Borrower. The Special Servicer is monitoring the

	Borrower''s pe rformance under the Agreement. Once Cash Management has been implemented the Loan will return to the Master.

22A3	30295893	RT	Various	08/23/18	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

30	30295789	LO	TX	11/03/17	7

10/12/2021 - Receiver was appointed in September 2018. Foreclosure sale was conducted on 04/2/19. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR. Mexican border remains closed to leisure

	travelers. Property is listed for sale.

52	30295825	IN	PA	05/10/17	7

10/12/2021 - Subject is a one-story flex building totaling 85,514 SF in Sharon Hills, PA. The Lender was the winning bidder at a foreclosure auction which occurred September 21, 2018. The Property was 92% occupied at foreclosure and is now

96% occupied by 5 tenants. Several lease renewals have been completed, including recently with Lutzwood cabinet maker. Property''s largest tenant, Merakey, expires 10/31/2021. A draft of the lease renewal is being reviewed by counsel.

	Once the lease renewal is execu ted, the asset will be marketed for sale.

69	30309788	LO	NY	06/23/20	2

10/12/2021 - Receiver is being placed on 07/06/2021. CUSA, LLC was appointed as receiver. SS still expects a foreclosure to take place, but the foreclosure moratorium in NY may cause a delay. Foreclosure is expected to be completed by

	December 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01600%	99,838,474.22 4.01600%		9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00 4.10800%		10	12/31/20	05/01/20	01/17/21
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
13	30309801	22,111,030.42	4.56000%	22,111,030.42 4.56000%		10	08/04/20	08/04/20	08/18/20
Totals		221,949,504.64		221,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	274.53	274.53	24,433.56	0.02%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			121,668,703.27	344,300,000.00	126,255,475.24	1,260,896.10	122,904,891.24	121,643,995.14	24,708.09	274.53	274.53	24,433.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00	24,433.56
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.01	0.00	0.00	0.00	(274.53)	0.00	0.00	(274.53)
Cumulative Totals			0.00	0.01	24,433.56	0.00	0.00	24,433.56	0.00	0.00	24,433.56

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
03A1	0.00	0.00	0.00	0.00	3,423.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,690.12	0.00	0.00	0.00	0.00	0.00	4,644.48	0.00	0.00	0.00
22A3	0.00	0.00	3,511.50	0.00	0.00	59,284.74	0.00	0.00	0.00	0.00	0.00	0.00
26A1	0.00	0.00	0.00	0.00	842.67	0.00	0.00	0.00	5.47	0.00	20,205.53	0.00
30	0.00	0.00	3,500.00	0.00	0.00	32,103.68	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.24	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	532.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	2.80	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.49	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	323.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	2,355.74	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,701.62	0.00	5,122.01	93,744.16	0.00	0.00	4,662.48	0.00	20,205.53	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		142,435.80

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Supplemental Notes
None

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